Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Property and equipment at beginning of period	$ 17,162
Property and equipment at end of period	2,681	$ 17,162
Canadian Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	3,604
Property and equipment at end of period	99	3,604
United States Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	13,542
Property and equipment at end of period	2,569	13,542
Corporate and Other Assets [Member]
Statements Line Items
Property and equipment at beginning of period	16
Property and equipment at end of period	13	16
Cost [Member]
Statements Line Items
Property and equipment at beginning of period	49,633	50,182
Additions	781	449
Change in decommissioning provision	(234)	91
Disposals	(487)	(29)
Foreign currency translation and other	1,363	(1,060)
Property and equipment at end of period	51,056	49,633
Cost [Member] | Canadian Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	34,127	33,628
Additions	778	405
Change in decommissioning provision	(232)	94
Disposals	0	0
Foreign currency translation and other	0	0
Property and equipment at end of period	34,673	34,127
Cost [Member] | United States Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	15,348	16,372
Additions	1	39
Change in decommissioning provision	(2)	(3)
Disposals	(486)	0
Foreign currency translation and other	1,363	(1,060)
Property and equipment at end of period	16,224	15,348
Cost [Member] | Corporate and Other Assets [Member]
Statements Line Items
Property and equipment at beginning of period	158	182
Additions	2	5
Change in decommissioning provision	0	0
Disposals	(1)	(29)
Foreign currency translation and other	0	0
Property and equipment at end of period	$ 159	$ 158